Form N-1A Supplement	Jan. 22, 2026
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - August | Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - September | Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Nasdaq-100 Structured Alt Protection ETF - March | Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Nasdaq-100 Structured Alt Protection ETF - September | Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Nasdaq-100 Structured Alt Protection ETF - December | Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Russell 2000 Structured Alt Protection ETF - January | Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Russell 2000 Structured Alt Protection ETF - April | Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Russell 2000 Structured Alt Protection ETF - October | Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 90 Series Structured Alt Protection ETF - January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 90 Series Structured Alt Protection ETF - April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 90 Series Structured Alt Protection ETF - October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 80 Series Structured Alt Protection ETF - January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 80 Series Structured Alt Protection ETF - April | Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 80 Series Structured Alt Protection ETF - July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses:

Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses: